Business Combinations - Summary of Divestments Transactions (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net assets disposed of
Goodwill	kr (30,035)	kr (27,815)	kr (43,387)
Cash flow effect	226	459
Divestments 2016-2018 [member]
Disclosure Of Divestitures [line items]
Proceeds	226	459	25
Net assets disposed of
Property, plant and equipment	55	62	36
Investments in joint ventures and associated companies	114		15
Intangible assets	30
Goodwill		45
Other assets	809	219	5
Provisions, incl. post-employement benefits	(43)
Other liabilities	(571)	(180)	(114)
Total net assets	394	146	(58)
Net gains/losses from divestments	(168)	313	83
Cash flow effect	kr 226	kr 459	kr 25